Portfolio of Investments
Columbia Select Large Cap Growth Fund, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 9.9%
Entertainment 2.4%
Activision Blizzard, Inc.	548,489	52,347,790
Interactive Media & Services 7.5%
Facebook, Inc., Class A(a)	282,364	98,180,786
Match Group, Inc.(a)	429,927	69,325,729
Total		167,506,515
Total Communication Services		219,854,305
Consumer Discretionary 12.0%
Hotels, Restaurants & Leisure 2.8%
Booking Holdings, Inc.(a)	28,606	62,592,503
Internet & Direct Marketing Retail 4.8%
Amazon.com, Inc.(a)	30,653	105,451,224
Textiles, Apparel & Luxury Goods 4.4%
NIKE, Inc., Class B	636,692	98,362,547
Total Consumer Discretionary		266,406,274
Consumer Staples 4.7%
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	145,746	57,667,320
Personal Products 2.1%
Estee Lauder Companies, Inc. (The), Class A	148,417	47,208,479
Total Consumer Staples		104,875,799
Financials 2.7%
Capital Markets 2.7%
MSCI, Inc.	113,819	60,674,633
Total Financials		60,674,633
Health Care 23.6%
Biotechnology 5.2%
BioMarin Pharmaceutical, Inc.(a)	429,528	35,839,816
Exact Sciences Corp.(a)	456,096	56,697,294
Sarepta Therapeutics, Inc.(a)	283,750	22,058,725
Total		114,595,835
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 9.8%
ABIOMED, Inc.(a)	146,857	45,835,538
Align Technology, Inc.(a)	93,832	57,331,352
Edwards Lifesciences Corp.(a)	657,940	68,142,846
IDEXX Laboratories, Inc.(a)	72,696	45,911,159
Total		217,220,895
Health Care Providers & Services 1.7%
UnitedHealth Group, Inc.	94,882	37,994,548
Life Sciences Tools & Services 3.0%
Illumina, Inc.(a)	143,552	67,930,242
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	809,129	54,066,000
Eli Lilly & Co.	138,894	31,878,951
Total		85,944,951
Total Health Care		523,686,471
Industrials 7.2%
Building Products 1.7%
Trane Technologies PLC	203,025	37,385,023
Electrical Equipment 1.4%
Bloom Energy Corp., Class A(a)	1,142,890	30,709,454
Professional Services 1.8%
CoStar Group, Inc.(a)	486,830	40,319,261
Road & Rail 2.3%
Uber Technologies, Inc.(a)	1,019,256	51,085,111
Total Industrials		159,498,849
Information Technology 39.2%
IT Services 9.4%
PayPal Holdings, Inc.(a)	249,960	72,858,341
Square, Inc., Class A(a)	230,446	56,182,735
Visa, Inc., Class A	340,213	79,548,603
Total		208,589,679
Semiconductors & Semiconductor Equipment 6.9%
Enphase Energy, Inc.(a)	248,900	45,705,507
NVIDIA Corp.	133,162	106,542,916
Total		152,248,423
Columbia Select Large Cap Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, June 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 22.9%
Adobe, Inc.(a)	172,098	100,787,473
DocuSign, Inc.(a)	203,971	57,024,172
Intuit, Inc.	181,391	88,912,427
RingCentral, Inc., Class A(a)	194,151	56,416,398
Salesforce.com, Inc.(a)	273,714	66,860,119
ServiceNow, Inc.(a)	169,388	93,087,175
Splunk, Inc.(a)	314,298	45,441,205
Total		508,528,969
Total Information Technology		869,367,071
Total Common Stocks (Cost $906,043,017)		2,204,363,402

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(b),(c)	12,625,696	12,624,433
Total Money Market Funds (Cost $12,624,410)		12,624,433
Total Investments in Securities (Cost: $918,667,427)		2,216,987,835
Other Assets & Liabilities, Net		1,880,352
Net Assets		2,218,868,187

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	4,885,819	135,350,782	(127,612,168)	—	12,624,433	—	1,884	12,625,696
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Large Cap Growth Fund | Quarterly Report 2021

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